Employee Benefits	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Employee Benefits	EMPLOYEE BENEFITS
Until December 31, 2015, Petróleos Mexicanos and Subsidiary Entities only had defined benefit pension plans for the retirement of its employees, to which only Petróleos Mexicanos and the Subsidiary Entities contribute. Benefits under these plans are based on an employee’s salary and years of service completed at retirement. As of January 1, 2016, Petróleos Mexicanos and the Subsidiary Entities also have a defined contribution pension plan, in which both Petróleos Mexicanos and the Subsidiary Entities and the employee contribute to an employee’s individual account.
Benefits under the defined benefit plan are mainly based on the years of service completed by the employee, and their remuneration at the date of retirement. The obligations and costs of these plans are recognized based on an actuarial valuation prepared by independent experts. Within the regulatory framework of plan assets, there are no minimum funding requirements. Petróleos Mexicanos and the Subsidiary Entities have established additional plans to cover post-employment benefits, which are based on actuarial studies prepared by independent experts and which include disability, post-mortem pension and the death of retired employees, as well as medical services for retired employees and beneficiaries.
For the defined benefit plan, Petróleos Mexicanos and Subsidiary Entities funded its employees benefits through Mexican trusts, the resources of which come from the retirement line item of PEMEX’s annual budget (an operating expense), or any other line item that substitutes or relates to this line item, or that is associated with the same line item and the interests, dividends or capital gains obtained from the investments of the trusts.
In 2019, the Board of Directors of Petróleos Mexicanos approved modifications to the organic structure of PEMEX. As a result of this, the Subsidiary Entities and Petróleos Mexicanos transferred and / or received active personnel through the figure of employer substitution, with which the Subsidiary Entities and Petróleos Mexicanos recognized the retirement obligations of the transferred personnel whose impact was calculated in the actuarial study carried out by the independent experts.
The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
	2024		2023
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,220,486,347	Ps.	1,360,042,062
Liability for other long-term benefits	12,103,548		12,417,151
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,232,589,895	Ps.	1,372,459,213
The amount reflected in Employee Benefit at the end of the year includes both the defined benefit plan (DB) and the defined contribution plan (DC). As for the defined contribution scheme, the Assets (liabilities) recognized in the balance sheet (DC-warranty) went from Ps. 3,675,492 in 2023 to Ps. 6,646,477 in 2024. The expense in the statement of comprehensive income (net cost for the period, DC-guarantee) was Ps.683,266 and Ps. 1,310,945 as of December 2023 and 2024, respectively.
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2024		2023
Liability for defined benefits at the beginning of the year	Ps.	1,360,042,062	Ps.	1,295,765,636
Current Service cost	23,112,133		22,607,470
Past service cost	—		14,518
Net interest	123,384,081		117,553,506
Liquidation event loss	—		996
Defined benefits paid by the fund	(7,910,227)		(7,515,974)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions (1)	(253,363,361)		(4,810,081)
Change in demographic assumptions (1)	15,407,718		2,500,266
For experience during the year (1)	42,539,216		7,921,444
Assets of the plan during the year (1)	451,875		(29,392)
Reservation transfer (2)	—		242,587
Contributions paid to the fund	(83,177,150)		(74,208,914)
Defined benefit liabilities at end of year	Ps.	1,220,486,347	Ps.	1,360,042,062

(1)The amount of actuarial losses corresponding to retirement and post-employment benefits recognized in other comprehensive income net for Ps.194,964,552 which, after deferred income tax for Ps. 8,207,274 generated in the period from January to December 2024 correspond to the increase in the discount rate from 9.42% in 2023 to 11.28% in 2024 as well as the changes in obligations for movements in the population, age, seniority, salary, pensions and benefits. During fiscal year 2024, derived from the review of actuarial assumptions, the assumptions regarding family composition and type of pension derived from the death of retirees, the salary increase and promotions, as well as the probability of retirement of active personnel, were updated, the impact of which was considered in the final figures.
(2)Transfer from the Employee Benefit Obligation Fund to the PMI Defined Contribution Fund.

	December 31,
Changes in pension plan assets	2024		2023
Plan assets at the beginning of year	Ps.	2,176,432	Ps.	2,233,490
Return on plan assets	194,602		270,660
Payments by the pension fund	(82,848,765)		(74,322,845)
Company contributions to the fund	83,177,150		74,208,313
Actuarial (gains) losses in plan assets	(451,875)		29,401
Adjustment to the Defined Contribution Plan (1)	(53,797)		(242,587)
Pension plan assets at the end of year	Ps.	2,193,747	Ps.	2,176,432
(1) The concepts come from the valuation of PMI´s liabilities.
The Labor Fund reduction was due to budgetary requirements derived from the need to meet a financial balance goal in cash flow. In this sense, during 2020 PEMEX’s administration implemented a strategy and the contributions to the Fund are scheduled and executed taking into account the initial balance plus the cost of payrolls and retirements for the year, maintaining a minimum operating balance without the operational continuity risk or payment to personnel.
Derived from the Federal Government Contribution due to the Modification of the Pension Plan of Petróleos Mexicanos and its Subsidiary Entities from January to December, 2024, PEMEX contributed Ps. 37,800,072 in interest.

From January 1 to December 31, 2024, interest generated by the total of Government Bonds amounted Ps. 4,612,403 of which Petróleos Mexicanos received the payment of Ps. 4,854,744 (see Note 14).

Expected payments for fiscal year 2024 are Ps. 93,945,395.
As of December 31, 2024 and 2023, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2024		2023
Cash and cash equivalents	Ps.	113,020	Ps.	146,763
Debt instruments	2,080,727		2,029,669
Total plan assets	Ps.	2,193,747	Ps.	2,176,432

	December 31,
Changes in Defined Benefit Obligations (DBO)	2024		2023
Defined benefit obligations at the beginning of the year	Ps.	1,362,164,696	Ps.	1,297,920,118
Service costs	15,122,465		22,602,882
Financing costs	123,578,683		117,844,359
Past service costs	7,989,668		14,518
Payments by the fund	(90,758,993)		(81,837,824)
Amount of actuarial (losses) gains recognized in other comprehensive results due to:
Change in financial assumptions (1)	(253,363,361)		(4,810,081)
Change in demographic assumptions (2)	15,407,718		2,500,266
For experience during the year (3)	42,539,216		7,921,444
Reductions	—		9,014
Modifications to the pension plan	—		—
Defined benefit obligations at the end of year	Ps.	1,222,680,092	Ps.	1,362,164,696
(1)The variations in financial assumptions are due to the increase in the discount rate from 9.42% in 2023 to 11.28% in 2024.
(2)The main factor that influenced the actuarial loss due to changes in demographic assumptions for the 2024 financial year is due, among other factors, to observe changes in mortality, During the 2024 financial year, derived from the review of the actuarial assumptions, the assumptions of family composition and type of pension derived from the death of Retirees, the salary increase and promotions, as well as the probability of retirement of active personnel were updated, the impact of which was considered in the final figures.
(3)Changes in assumptions for experience depend on factors that may not remain constant year to year, including changes in population that differ from expectations. The factors that influenced results for financial year 2024 were an increase in salaries, departures and inflows of personnel.

The effects on the Defined Benefits Liability upon retirement and post-employment at the end of the period are:
•The effect of an increase or decrease of one percentage point in the discount rate is a (8.96)% and 10.72%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in medical services is 1.93% and (1.55)%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the inflation is 6.98% and (6.10)%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the wage is 0.94% and (0.82)%, respectively, in defined benefit obligations.
The effects previously mentioned were determined using the projected unit credit method which was the same method used in the prior valuation.
Assumptions regarding future mortality are based on EMSSA2009 to Unique Circular of the Comisión Nacional de Seguros y Fianzas (National Commission of Insurance and Bonds) and include improvements. For the December valuation, the mortality table for retired personnel was updated using an actuarial proposal based on the experience of Petróleos Mexicanos and its Subsidiary Entities. The mortality table for the incapacitated personnel is the EMSSInc-IMSS2012 and for the disabled personnel the EMSSInv-IMSS2012.
PEMEX’s plan assets is held in the FOLAPE trusts, which are managed by BBVA México, S.A., Institución de Banca Múltiple, Grupo Financiero BBVA México and a technical committee for each trust that is comprised of personnel from Petróleos Mexicanos and the trusts. As of December 31, 2024, FOLAPE has a balance of Ps. 111,430, while the remaining Ps. 2,082,317 belong to affiliate companies that are in charge of managing their own funds.
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2024 and 2023:

	Fair value measurements as of December 31, 2024
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	113,020	Ps.	—	Ps.	—	Ps.	113,020
Debt instruments	2,080,727		—		—		2,080,727
Total	Ps.	2,193,747	Ps.	—	Ps.	—	Ps.	2,193,747

	Fair value measurements as of December 31, 2023
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	146,763	Ps.	—	Ps.	—	Ps.	146,763
Debt instruments	2,029,669		—		—		2,029,669
Total	Ps.	2,176,432	Ps.	—	Ps.	—	Ps.	2,176,432
As of December 31, 2024 and 2023, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2024	2023
Rate of increase in salaries	5.20%	4.47%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in post-mortem pensions	0.00%	0.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	11.28%	9.42%
Average length of obligation (years)	10.91	11.82
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds, based on the Fixed Rate bonds of the Federal Government (“Bonos M”) and the “Cetes”, as well as the flow of expected payments to cover the contingent obligations. As a consequence of the change in the yields of the financial instruments mentioned above at the end of the year, the discount rate increased compared to the end of 2023.
Other long-term benefits
Petróleos Mexicanos and the Subsidiary Entities have established other long-term benefit plans for their employees, to which employees do not contribute, which correspond to the seniority premiums payable for disability, death and survivor benefits (payable to the widow and beneficiaries of worker), medical service, gas and basic basket for beneficiaries. Benefits under these plans are based on an employee’s salary and years of service completed at separation date. Obligations and costs of such plans are recorded in accordance with actuarial valuations performed by independent actuaries.
The amounts recognized for other long-term obligations are as follows:

	December 31,
Change in the liability for defined benefits	2024		2023
Liabilities for defined benefits at the beginning of year	Ps.	12,417,151	Ps.	11,121,039
Charge to income for the year	2,853,364		2,856,598
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions	(3,008,011)		(10,245)
Change in demographic assumptions	1,536,223		(206,979)
For experience during the year	(1,695,179)		(1,342,079)
Benefits paid	—		(1,183)
Liabilities for defined benefits at the end of year	Ps.	12,103,548	Ps.	12,417,151
The expected long-term benefit payments for 2024 amount to Ps. 565,316.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are:
•The effect of an increase or decrease of one percentage point in the discount rate is (11.47)% and 13.85%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in medical services is 4.48% and (3.35)%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the inflation is 0.00% and 0.00%, respectively, in defined benefit obligations.
•The effect of an increase or decrease of one percentage point in the wage is 3.45% and (3.17)%, respectively in defined benefit obligations.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2024	2023
Rate of increase in salaries	5.20%	4.47%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	11.28%	9.42%
Average length of obligation (years)	10.91	11.82
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations. As a result of the profits in financial instruments at the end of 2024, the discount rate increased as compared 2023.